36 Segment information	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segment information

36	Segment information

Braskem’s organizational structure was formed by the following segments:

·	Chemicals: comprises the activities related to the production of ethylene, propylene butadiene, toluene, xylene, cumene and benzene, as well as gasoline, diesel and LPG (Liquefied Petroleum Gas), and other petroleum derivatives and the supply of electric energy, steam, compressed air and other inputs to second-generation producers located in the Camaçari, Triunfo, São Paulo and Rio de Janeiro petrochemical complexes.
·	Polyolefins: comprises the activities related to the production of PE and PP in Brazil.
·	Vinyls: comprises the activities related to the production of PVC, caustic soda and chloride in Brazil.
·	United States and Europe: operations related to PP production in the United States and Europe, through the subsidiaries Braskem America and Braskem Alemanha, respectively.
·	Mexico: comprises the activities relation to the production of PE in Mexico, through the subsidiary Braskem Idesa.

(a)	Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the consolidated financial statements.

The eliminations stated in the operating segment information, when compared with the consolidated balances, are represented by transfers of inputs between segments that are measured as arm’s length sales.

The operating segments are stated based on the results of operations, which does not include financial results, and current and deferred income tax and social contribution expenses.

The Company does not disclose assets by segment since this information is not presented to its Chief Operating Decision Maker (“CODM”).

(b)	Results by segment

								2019
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Chemicals	27,172,288	(25,349,921)	1,822,367	(1,069,867)		(269,363)		483,137
Vinyls	2,692,778	(3,069,301)	(376,523)	(437,153)		(3,673,139)		(4,486,815)
Polyolefins	21,191,851	(18,494,520)	2,697,331	(1,439,229)		(151,351)		1,106,751
USA and Europe	10,044,306	(8,233,079)	1,811,227	(786,096)		9,215		1,034,346
Mexico	3,051,440	(2,504,012)	547,428	(351,199)		324,682		520,911
Total	64,152,663	(57,650,833)	6,501,830	(4,083,544)		(3,759,956)		(1,341,670)

Other segments	296,286	(188,335)	107,951	(44,548)		3,364		66,767
Corporate unit				(217,958)	10,218	1,775,246	(i)	1,567,506

Braskem consolidated before eliminations and reclassifications	64,448,949	(57,839,168)	6,609,781	(4,346,050)	10,218	(1,981,346)		292,603

Eliminations and reclassifications	(12,125,424)	11,960,050	(165,374)	83,616		(57,162)		(138,920)

Total	52,323,525	(45,879,118)	6,444,407	(4,262,434)	10,218	(2,038,508)		153,683

								2018
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments								Restated
Chemicals	31,111,650	(27,523,702)	3,587,948	(784,450)		(52,006)		2,751,492
Vinyls	3,167,390	(2,908,371)	259,019	(177,344)		8,403		90,078
Polyolefins	22,483,866	(19,295,855)	3,188,011	(1,328,047)		(35,020)		1,824,944
USA and Europe	11,724,776	(9,152,847)	2,571,929	(642,006)		68,733		1,998,656
Mexico	3,770,506	(2,333,845)	1,436,661	(313,526)		322,588		1,445,723
Total	72,258,188	(61,214,620)	11,043,568	(3,245,373)		312,698		8,110,893

Other segments	292,435	(173,608)	118,827	(34,819)		(103)		83,905
Corporate unit	265,438		265,438	(334,420)	(888)	159,914		90,044

Braskem consolidated before eliminations and reclassifications	72,816,061	(61,388,228)	11,427,833	(3,614,612)	(888)	472,509		8,284,842

Eliminations and reclassifications	(14,816,195)	14,811,571	(4,624)					(4,624)

Total	57,999,866	(46,576,657)	11,423,209	(3,614,612)	(888)	472,509		8,280,218

								2017
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income		Operating
	revenue	sold	profit	expenses	investments	(expenses), net		Consolidated
Reporting segments
Chemicals	25,179,288	(20,478,914)	4,700,374	(773,396)		(197,275)		3,729,703
Vinyls	3,066,879	(2,572,774)	494,105	(162,989)		(163,374)		167,742
Polyolefins	19,650,398	(15,432,179)	4,218,219	(1,321,575)		(177,518)		2,719,126
USA and Europe	9,854,496	(7,419,261)	2,435,235	(582,672)		(21,279)		1,831,284
Mexico	3,600,820	(2,097,471)	1,503,349	(283,318)		27,914		1,247,945
Total	61,351,881	(48,000,599)	13,351,282	(3,123,950)		(531,532)		9,695,800

Other segments	83,720	(65,743)	17,977	(13,391)		(2,430)		2,156
Corporate unit				(61,384)	39,956	(320,918)	(ii)	(342,346)

Braskem consolidated before eliminations and reclassifications	61,435,601	(48,066,342)	13,369,259	(3,198,725)	39,956	(854,880)		9,355,610

Eliminations and reclassifications	(12,175,007)	11,888,934	(286,073)	137,389				(148,684)

Total	49,260,594	(36,177,408)	13,083,186	(3,061,336)	39,956	(854,880)		9,206,926

(i)	Includes the amount of R$1,904,206 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Nota 10(c)).
(ii)	Includes gain from sale of “Chemicals distribution” segment in the amount of R$276,816.

(c)	Property, plant and equipment and intangible assets by segment

	2019	2018
Reporting segments
Chemicals	10,410,524	10,916,874
Polyolefins	5,077,335	4,985,337
Vinyls	2,121,085	2,334,270
USA and Europe	4,852,760	3,875,566
Mexico	12,020,051	11,835,170
Total	34,481,755	33,947,217
Unallocated amounts	595,514	553,655
Total	35,077,269	34,500,872